Accounts Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables	Accounts receivables are consisted of the following:
	December 31, 2025	June 30, 2026
	RMB	RMB
Accounts receivable	6,522	5,074
Less: allowance for credit loss	-	-
Accounts receivable, net	6,522	5,074